Reserves - Summary of Share Purchase Warrants (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) Exchange_Ratio $ / shares shares
Disclosure of reserves within equity [abstract]
Number of warrants, Beginning balance | shares	10,000,000
Weighted average exercise price, Beginning balance | $ / shares	$ 43.75
Exchange ratio, Beginning balance | Exchange_Ratio	1
Share purchase warrants reserve, Beginning balance | $	$ 83,077
Number of warrants, Expired | shares	(10,000,000)
Weighted average exercise price, Expired | $ / shares	$ 43.75
Exchange ratio, Expired | Exchange_Ratio	1
Share purchase warrants reserve, Expired | $	$ (83,077)
Number of warrants, End balance | shares	0
Weighted average exercise price, End balance | $ / shares	$ 43.75
Exchange ratio, End balance | Exchange_Ratio	1
Share purchase warrants reserve, End balance | $	$ 0